CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Operating activities:
Net loss		$ (68,939)	$ (137,751)	[1]	$ (143,899)	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for credit losses		(1,208)	1,814	[1]	1,063	[1]
Reversal of provision for prepayments and other current assets		0	0	[1]	(185)	[1]
Write-down of inventories		1,340	925	[1]	1,502	[1]
Share-based compensation		13,341	19,056	[1]	24,866	[1]
Depreciation and amortization		19,871	20,570	[1]	12,110	[1]
Reduction of carrying amount of right-of-use assets		4,522	5,835	[1]	5,482	[1]
Loss (gain) from equity method investments		(1,236)	(5,611)	[2]	6,142	[1]
Change in fair value of equity securities		221	6,114	[1]	3,208	[1]
Accretion of interest expenses		4,413	289	[1]	409	[1]
Change in fair value of warrant liabilities		(76)	477	[1]	(1,675)	[1]
Change in fair value of derivative financial assets		(175)	0	[1]	0	[1]
Change in fair value of derivative financial liabilities		(214)	0	[1]	0	[1]
Loss/(gain) on disposal of property and equipment, and intangible assets		437	(64)	[1]	247	[1]
Net unrealized foreign exchange losses/(gains)		(3,329)	3,373	[1]	5,671	[1]
Impairment of property and equipment and intangible assets		3,410	234	[1]	1,445	[1]
Deferred income tax benefit		(450)	(2,531)	[1]	(16)	[1]
Noncash interest income		(838)	0	[1]	0	[1]
Changes in operating assets and liabilities, net of effects of consolidation / deconsolidation of subsidiaries:
Notes receivable		(3,667)	5,985	[1]	11,275	[1]
Inventories		(31,935)	(9,257)	[1]	2,384	[1]
Amounts due from related parties		(30,819)	(1,826)	[1]	5,713	[1]
Prepayments and other current assets and other non-current assets		(18,532)	22,404	[1]	441	[1]
Notes payable		(33)	17,945	[1]	(23,015)	[1]
Amounts due to related parties		20,396	(1,397)	[1]	(1,174)	[1]
Accrued expenses and other current liabilities and income tax payable		(8,431)	(17,244)	[1]	(17,830)	[1]
Operating lease liabilities		(4,714)	(4,208)	[1]	(3,040)	[1]
Provisions		2,811	2,616	[1]	8,309	[1]
Distributions from equity method investees, return on investment		892	0	[1]	0	[1]
Net cash used in operating activities		(94,391)	(59,980)	[1]	(172,440)	[1]
Investing activities:
Cash paid for acquisition of short-term investments		(38,192)	(40,936)	[1]	(22,469)	[1]
Proceeds from redemption of short-term investments		25,754	42,934	[1]	3,355	[1]
Loans and advances to related parties		(11,371)	(1,488)	[1]	(29,433)	[1]
Cash collection of loans to related parties and advances to related parties		5,832	2,439	[1]	29,388	[1]
Cash paid for acquisition of equity method investments		0	(7,451)	[1]	0	[1]
Proceeds from sale of equity method investments		334	19,899	[1]	0	[1]
Cash received from partial sale of equity interest in SiEngine		17,947	0	[1]	0	[1]
Receivables from partial sale of equity interest in SiEngine		0	17,947	[1]	0	[1]
Proceeds from sale of Zenseact		0	0	[1]	115,000	[1]
Payments for available-for-sale debt investments		(42,979)	0	[1]	0	[1]
Payments for equity securities		(17,000)	0	[1]	0	[1]
Purchase of property and equipment, and intangible assets		(12,168)	(15,907)	[1]	(8,881)	[1]
Proceeds from disposal of property and equipment, and intangible assets		1,008	220	[1]	305	[1]
Distributions from equity method investees in excess of cumulative earnings		353	0	[1]	0	[1]
Net cash (used in) provided by investing activities		(70,482)	(8,121)	[1]	87,265	[1]
Financing activities:
Proceeds from short-term borrowings		328,550	222,432	[1]	208,792	[1]
Repayment of short-term borrowings		(216,645)	(201,554)	[1]	(163,237)	[1]
Proceeds from long-term borrowings		5,475	0	[1]	0	[1]
Borrowings from related parties		188,495	83,381	[1]	44,458	[1]
Repayments of borrowings from related parties		(153,972)	(62,360)	[1]	(44,458)	[1]
Acquisition of an entity under common control		0	(1,915)	[1]	0	[1]
Cash payment not soon after purchase of intangible assets		(7,383)	(7,270)	[1]	0	[1]
Cash paid to acquire noncontrolling interests		0	(332)	[1]	0	[1]
Cash payment not soon after a business acquisition of Hubei Dongjun		(1,614)	0	[1]	0	[1]
Proceeds from employee stock option exercises		256	0	[1]	0	[1]
Proceeds from issuance of ordinary shares		43,200	0	[1]	0	[1]
Cash paid for follow-on public offering cost		(622)	0	[1]	0	[1]
Cash paid for repurchase of ordinary shares		(28,985)	(3,000)	[1]	0	[1]
Proceeds from issuance of convertible notes		108,500	0	[1]	0	[1]
Payment for issuance costs of convertible notes		(2,325)	0	[1]	(500)	[1]
Repayments of convertible notes		(65,000)	0	[1]	0	[1]
Cash paid for costs of the Merger		(1,000)	0	[1]	(11,289)	[1]
Proceeds from conditional government grants		6,933	6,973	[1]	6,853	[1]
Net cash provided by financing activities		203,863	36,355	[1]	40,619	[1]
Effect of foreign currency exchange rate changes on cash and restricted cash		4,102	(2,183)	[1]	(2,030)	[1]
Net decrease in cash and restricted cash		43,092	(33,929)	[1]	(46,586)	[1]
Cash and restricted cash at the beginning of the year	[1]	50,164	84,093		130,679
Cash and restricted cash at the end of the year		93,256	50,164	[1]	84,093	[1]
Reconciliation of cash and restricted cash:
Cash		87,118	44,250	[1]	80,283	[1]
Restricted cash		6,138	5,914	[1]	3,810	[1]
Cash and restricted cash shown in the consolidated statements of cash flows		93,256	50,164	[1]	84,093	[1]
Supplemental information:
Income tax paid		3,218	1,775	[1]	280	[1]
Interest paid		23,276	15,554	[1]	9,013	[1]
Non-cash investing and financing activities:
Payable for purchase of property and equipment, and intangible assets		23,917	18,485	[1]	17,920	[1]
Receivables from partial sale of equity interest in SiEngine		0	17,947	[1]	0	[1]
Receivables from shares issued upon exercise of options		174	98	[1]	0	[1]
Transfer of notes receivable as part of consideration to purchase intangible assets		0	0	[1]	7,022	[1]
Payable for issuance cost of convertible notes payable		2,210	0	[1]	0	[1]
Issuance of ordinary shares through conversion of convertible notes		7,664	0	[1]	0	[1]
Waiver of loan receivables from a related party under common control		873	0	[1]	0	[1]
Debt assignment and offset with related parties		29,415	0	[1]	0	[1]
Nonrelated Party
Changes in operating assets and liabilities, net of effects of consolidation / deconsolidation of subsidiaries:
Accounts receivable		15,074	14,124	[1]	20,673	[1]
Accounts payable		(27,552)	(39,339)	[1]	46,180	[1]
Contract liabilities		(756)	680	[1]	(605)	[1]
Related Party
Changes in operating assets and liabilities, net of effects of consolidation / deconsolidation of subsidiaries:
Accounts receivable		(1,872)	32,068	[1]	(101,048)	[1]
Accounts payable		41,899	27,056	[1]	1,833	[1]
Contract liabilities		(18,242)	(22,317)	[1]	(38,906)	[1]
Hubei Dongjun Automotive Electronics Technology Co., Ltd.
Changes in operating assets and liabilities, net of effects of consolidation / deconsolidation of subsidiaries:
Distributions from equity method investees, return on investment		294
Investing activities:
Payments for acquisition, net of cash acquired		0	(1,565)	[1]	0	[1]
Suzhou Photon-Matrix
Investing activities:
Payments for acquisition, net of cash acquired		$ 0	$ (6,266)	[1]	$ 0	[1]

[1]	Restated (refer to Note 2(c))
[2]	Restated (refer to Note 2(c))